Provisions - Summary of changes in provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Opening balance	€ 995	€ 691
Additions	503	715
Interest	(2)	(2)
Releases	(221)	(186)
Utilised	(218)	(215)
Exchange rate differences	(1)	(4)
Other changes	(4)	(5)
Closing balance	1,052	995
Reorganisation provisions
Disclosure of other provisions [line items]
Opening balance	421	381
Additions	217	310
Interest
Releases	(46)	(96)
Utilised	(170)	(172)
Exchange rate differences
Other changes	(4)	(3)
Closing balance	418	421
Litigation
Disclosure of other provisions [line items]
Opening balance	132	105
Additions	59	50
Interest
Releases	(8)	(11)
Utilised	(33)	(18)
Exchange rate differences		(3)
Other changes		9
Closing balance	150	132
Other
Disclosure of other provisions [line items]
Opening balance	441	205
Additions	227	354
Interest	(2)	(2)
Releases	(166)	(79)
Utilised	(15)	(25)
Exchange rate differences		(2)
Other changes	(1)	(11)
Closing balance	€ 484	€ 441